Performance Stock Units (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	2,487,105
Granted, Shares	1,263,622
Ending balance,Shares	3,750,727
Granted, Weighted average grant date fair value	1.49
Beginning balance, aggregate intrinsic value	4,134
Granted, aggregate intrinsic value
Ending balance, aggregate intrinsic value	5,939
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	21,123
Granted, Shares	68,982	21,123
Forfeited	(6,622)
Ending balance,Shares	83,483	21,123
Beginning balance,Weighted average grant date fair value	5.62
Granted, Weighted average grant date fair value	6.78	5.62
Forfeited,Weighted average grant date fair value	5.62
Ending balance,Weighted average grant date fair value	6.58	5.62
Beginning balance, aggregate intrinsic value	135,610
Granted, Weighted average remaining contractual term	1 year 3 months 18 days	2 years
Granted, aggregate intrinsic value	467,518	118,649
Forfeited ,Weighted average remaining contractual term	1 year 6 months
Forfeited, aggregate intrinsic value	(37,196)
Outstanding, Weighted average remaining contractual term	1 year 9 months 18 days	2 years
Ending balance, aggregate intrinsic value	571,025	135,610